Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
4.	Leases
A lease is defined as an arrangement that contractually specifies the right to use and control an identified asset for a specific period of time in exchange for consideration. Operating leases are included in operating lease assets, portion of operating lease liabilities due within one year, and long-term operating lease liabilities in the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, other accrued liabilities, and other long-term liabilities in the Company’s consolidated balance sheets. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, using the Company’s incremental borrowing rate commensurate with the lease term, since the Company’s lessors do not provide an implicit rate, nor is one readily available. The incremental borrowing rate is calculated based on the Company’s credit yield curve and adjusted for collateralization, credit quality and economic environment impact, all where applicable. The lease asset includes scheduled lease payments and excludes lease incentives, such as free rent periods and tenant improvement allowances. The Company has certain leases that may include an option to renew and when it is reasonably probable to exercise such option, the Company will include the renewal option terms in determining the lease asset and lease liability. The Company does not have any renewal options that would have a material impact on the terms of the leases and that are also reasonably expected to be exercised as of December 31, 2022. A lease may contain both fixed and variable payments. Variable lease payments that are linked to an index or rate are measured based on the current index or rate at the implementation of the lease accounting standard, or lease commencement date for new leases, with the impact of future changes in the index or rate being recorded as a period expense. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
The Company has lease agreements with lease and
non-lease
components and has elected not to separate
non-lease
components from lease components and instead to account for each separate lease component and non-lease
component as a single lease component.

The Company has elected the short-term lease exception accounting policy, whereby the recognition requirements of the updated guidance is not applied and lease expense is recorded on a straight-line basis with respect to leases with an initial term of 12 months or less.
The Company’s operating leases are primarily for its studios and corporate offices.
At December 31, 2022 and January 1, 2022, the Company’s lease assets and lease liabilities were as follows:

	December 31, 2022	January 1, 2022
Assets:
Operating lease assets	$75,696	$89,902
Finance lease assets	54	127

Total leased assets	$75,750	$90,029

Liabilities:
Current
Operating	$17,955	$20,297
Finance	31	75
Noncurrent
Operating	68,099	78,157
Finance	7	29

Total lease liabilities	$86,092	$98,558

For the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, the components of the Company’s lease expense were as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Operating lease cost:
Fixed lease cost	$33,227	$37,688	$48,674
Lease termination cost	2,726	8,542	6,109
Variable lease cost	27	21	(30)

Total operating lease cost	$35,980	$46,251	$54,753

Finance lease cost:
Amortization of leased assets	$112	$151	$192
Interest on lease liabilities	6	8	12

Total finance lease cost	$118	$159	$204

Total lease cost	$36,098	$46,410	$54,957

In conjunction with the continued rationalization of its real estate portfolio, the Company entered into subleases, which resulted in lease asset impairment charges of $2,680 in the aggregate that were recognized in general and administrative expenses in the Company’s consolidated statements of operations for the fiscal year ended December 31, 2022. The Company expects to begin recording sublease income as of the sublease commencement dates in the first quarter of fiscal 2023 as an offset to general and administrative expenses.
At December 31, 2022 and January 1, 2022, the Company’s weighted average remaining lease term and weighted average discount rates were as follows:

	December 31, 2022	January 1, 2022
Weighted Average Remaining Lease Term (years)
Operating leases	6.90	7.29
Finance leases	1.00	1.54
Weighted Average Discount Rate
Operating leases	7.03	7.15
Finance leases	3.52	5.31

The Company’s leases have remaining lease terms of 0 to 10 years with a weighted average lease term of 6.90 years as of December 31, 2022.
At December 31, 2022, the maturity of the Company’s lease liabilities in each of the next five fiscal years and thereafter were as follows:

	Operating Leases	Finance Leases	Total
Fiscal 2023	$23,395	$32	$23,427
Fiscal 2024	18,869	7	18,876
Fiscal 2025	13,116	—	13,116
Fiscal 2026	9,791	—	9,791
Fiscal 2027	9,446	—	9,446
Thereafter	36,114	—	36,114

Total lease payments	$110,731	$39	$110,770
Less imputed interest	24,677	1	24,678

Present value of lease liabilities	$86,054	$38	$86,092

Supplemental cash flow information related to leases for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 were as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$31,580	$39,747	$49,043
Operating cash flows from finance leases	$6	$8	$12
Financing cash flows from finance leases	$112	$151	$192
Leased assets obtained in exchange for new operating lease liabilities	$13,297	$1,057	$5,113
Leased assets obtained in exchange for new finance lease liabilities	$49	$81	$132